Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
6.	Income Taxes
During the three months ended March 31, 2022 and 2021, the Company recorded income tax provision expense of $608,000 and $1,354,000, reflecting an effective tax rate of 22.6% and 21.0%, respectively.
GAAP prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the consolidated financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not
recognition threshold is measured at the largest amount of cumulative benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not
recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not
recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met. GAAP also provides guidance on the accounting for and disclosure of unrecognized tax benefits, interest and penalties.

6.	Income Taxes
The provision for income taxes consisted of the following:

	December 31,
(Dollars in thousands)	2021	2020
Current income tax expense	$3,439	$6,311
Deferred income tax benefit	(380)	(2,816)

Income tax expense as reported	$3,059	$3,495

A reconciliation of reported income tax expense to the amount computed by the Company’s statutory income tax rate of 21% to income before income taxes is presented below:

	December 31,
(Dollars in thousands)	2021	2020
Income tax expense computed at statutory rate	$3,042	$3,278
Stock-based compensation	93	33
Bank-owned life insurance	(119)	(74)
Non-deductible meals, entertainment, and dues	57	47
Tax-exempt income	(2)	(2)
Non-deductible capital offering expenses	—	215
Non-deductible merger costs	2	35
Other, net	(14)	(37)

Income tax expense as reported	$3,059	$3,495

A summary of deferred taxes is presented below:

	December 31,
(Dollars in thousands)	2021	2020
Deferred tax assets:
Allowance for loan losses	$4,046	$2,499
Organizational and start-up costs	18	30
Accrued expenses	1,189	626
Stock options	131	87
Loan purchase mark-to-mark	216	522
Deposit purchase premium	38	113
Deferred loan origination fees	433	1,343
Other	152	120

Total deferred tax assets	6,223	5,340
Deferred tax liabilities:
Premises and equipment	1,161	702
Goodwill and core deposit intangibles	271	305
Investments	66	58
Net unrealized gain on securities available for sale	210	29
Unrealized gain on derivatives	161	45
Prepaid expenses and other	231	162

Total deferred tax liabilities	2,100	1,301

Net deferred tax asset	$4,123	$4,039

GAAP prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the consolidated financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not
recognition threshold is measured at the largest amount of cumulative benefit that is greater than fifty percent likely of being realized upon ultimate settlement.

Tax positions that previously failed to meet the
more-likely-than-not
recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not
recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met. GAAP also provides guidance on the accounting for and disclosure of unrecognized tax benefits, interest and penalties.